Investment in Unconsolidated Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 29, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Joint venture, investment balance	$ 196,900,000	$ 241,800,000
Joint venture, dividends received	$ 25,016,000